DIRECT OPERATING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of direct operating costs	The following table presents direct operating costs by nature for the years ended December 31, 2023, 2022, and 2021:

(US$ MILLIONS)	2023	2022	2021
Inventory costs	$527	$490	$491
Subcontractor and consultant costs	2,432	2,509	2,948
Concession construction materials and labor costs	299	323	235
Depreciation and amortization expense	728	498	262
Compensation	1,749	1,503	1,322
Other direct costs	1,059	840	725
Total	$6,794	$6,163	$5,983
Other direct costs include freight, cost of construction expensed and expected credit loss provisions on financial assets.